Property And Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property And Equipment, Net [Abstract]
Schedule of Property and equipment, net	Property and equipment, net consisted of the following:
	As of September 30,
	2023	2024
	HK$	HK$
Building	565,000	565,000
Leasehold improvements	320,000	1,009,886
Motor vehicles	1,480,700	1,435,700
Furniture, fixtures and equipment	100,747	60,400
Equipment for leasing	13,156,650	14,510,730
Less: accumulated depreciation	(7,217,534)	(8,695,481)
Property and equipment, net	8,405,563	8,886,235

Schedule of Disposal of Equipment for Leasing	Such activities resulted in the disposal of equipment for leasing, which was classified as in the security-related engineering services, as follows:
For the Year Ended September 30,
2022
HK$
Cost	2,888,150
Accumulated depreciation	(1,024,258)
Carrying amount of the equipment for leasing disposed	1,863,892
Proceeds from disposal	—
Loss on disposal	(1,863,892)